DISTRIBUTION RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Released:
Amortization	$ (763,062)	$ (814,945)	$ (679,122)
Impairment losses	(3,168,417)	(2,280,198)
Exchange differences	66,480	53,726
Total	6,554,057	11,406,692
Additional amortization	0
Distribution rights
Released:
Balance at the beginning of the period	487,357	291,043
Additions	17,957,199	2,985,347
Amortization	(15,289,287)	(2,792,844)
Impairment losses	(1,019,261)	0	0
Exchange differences	107,561	3,811
Balance at the end of the period	2,243,569	487,357	291,043
In production and not released	4,310,488	10,919,335
Total	6,554,057	11,406,692
Distribution rights that are expected to be amortized during the next twelve months	1,111,354
Percentage of expected amortization	100.00%
Expected amortization period	3 years
Number of films which have lower-than-expected performance	3
Impairment on the unamortized distribution costs of two films	981,513
Amortization expenses on the unamortized distribution costs of two films	0
Revenue on the unamortized distribution costs of two films	0
Discount rate (as a percent)	15.00%
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 878